Significant accounting policies (Tables)	12 Months Ended
Mar. 25, 2023
Accounting Policies [Abstract]
Estimated Useful Lives of Assets	Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	1 - 6 years
Furniture and fixtures	5 - 8 years
Equipment	3 - 8 years

Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings (loss) per common share for the years ended March 25, 2023, March 26, 2022, and March 27, 2021:

	Fiscal Year Ended
	March 25, 2023	March 26, 2022	March 27, 2021
	(In thousands, except per share data)
Basic income (loss) per common share computation:
Numerator:
Net income (loss)	$(7,432)	$1,287	$(5,838)
Denominator:
Weighted-average common shares outstanding	18,692	18,346	18,005
Income (loss) per common share	$(0.40)	$0.07	$(0.32)
Diluted (loss) income per common share computation:
Numerator:
Net income (loss)	$(7,432)	$1,287	$(5,838)
Denominator:
Weighted-average common shares outstanding	18,692	18,346	18,005

Dilutive effect of stock options and warrants	—	448	—

Weighted-average common shares outstanding – diluted	18,692	18,794	18,005
Diluted income (loss) per common share	$(0.40)	$0.07	$(0.32)